Schedule of Investments

July 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (184.9%)
Brazil (5.9%)
Ambev	107,900	$220
Banco do Brasil	58,800	276
Camil Alimentos	44,100	69
JBS	47,500	283
Telefonica Brasil	33,100	284
Vale	31,100	338
Vibra Energia	55,200	226
		1,696

Chile (0.5%)
Cencosud	67,000	124
Cia Cervecerias Unidas	6,200	34
		158

China (42.7%)
3SBio	313,000	246
Alibaba Group Holding	144,600	1,422
AviChina Industry & Technology, Cl H	195,000	95
BAIC Motor, Cl H	305,500	83
Baidu, Cl A*	16,000	177
Bank of China, Cl H	762,000	339
Bank of Communications, Cl H	385,000	280
Beijing Enterprises Holdings	22,500	75
China CITIC Bank, Cl H	263,000	157
China Coal Energy, Cl H	283,000	287
China Everbright	23,100	12
China Everbright Bank, Cl H	618,000	187
China Feihe	444,000	201
China Hongqiao Group	228,500	285
China Medical System Holdings	44,000	36
China Merchants Port Holdings	96,000	141
China Minsheng Banking, Cl H	254,000	90
China Nonferrous Mining	141,000	100
China Pacific Insurance Group, Cl H	53,000	141
China Petroleum & Chemical, Cl H	446,000	286
China Suntien Green Energy, Cl H	88,000	38
China Tower, Cl H	2,272,000	279
China XLX Fertiliser	128,000	59
CSPC Pharmaceutical Group	380,000	283
Far East Horizon	91,000	62
First Tractor, Cl H	240,000	206
Great Wall Motor, Cl H	164,500	225

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	$56
Hengan International Group	30,000	94
Horizon Construction Development*	—	—
JD.com, Cl A	38,200	503
Jiangxi Copper, Cl H	162,000	285
JOYY ADR	4,500	150
Kunlun Energy	286,000	277
Lenovo Group	372,000	482
Lonking Holdings	152,000	30
New China Life Insurance, Cl H	133,700	261
People's Insurance Group of China, Cl H	310,000	104
PetroChina, Cl H	636,000	551
PICC Property & Casualty, Cl H	240,000	315
Ping An Insurance Group of China, Cl H	65,500	284
Postal Savings Bank of China, Cl H	146,000	78
Shanghai Pharmaceuticals Holding, Cl H	22,400	34
Shougang Fushan Resources Group	210,000	74
Sinopec Engineering Group, Cl H	215,500	137
Sinopharm Group, Cl H	120,000	281
Sinotrans, Cl H	313,000	145
Sinotruk Hong Kong	56,000	147
SITC International Holdings	77,000	172
TCL Electronics Holdings	155,000	103
Tencent Holdings	12,300	567
Vipshop Holdings ADR	8,700	119
Want Want China Holdings	392,000	235
Weichai Power, Cl H	175,000	280
Yangzijiang Shipbuilding Holdings	143,600	290
Zhengzhou Coal Mining Machinery Group, Cl H	157,200	174
Zhongsheng Group Holdings	43,500	68
ZTE, Cl H	101,400	227
		12,315

Egypt (0.4%)
Abou Kir Fertilizers & Chemical Industries	43,900	56
Eastern SAE	157,533	73
		129

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Greece (1.1%)
Motor Oil Hellas Corinth Refineries	3,600	$92
National Bank of Greece	25,800	226
		318

Hong Kong (2.2%)
Grand Pharmaceutical Group	400,000	228
Kingboard Laminates Holdings	66,000	59
Orient Overseas International	16,500	232
SSY Group	224,000	112
		631

Hungary (1.8%)
Magyar Telekom Telecommunications	54,700	164
MOL Hungarian Oil & Gas	10,900	85
OTP Bank Nyrt	5,500	282
		531

India (34.7%)
Amara Raja Energy & Mobility	7,900	154
Aurobindo Pharma	3,500	60
Bank of Baroda	110,500	335
Bank of India	226,400	342
Bharat Petroleum	83,700	351
Canara Bank	244,100	335
Chambal Fertilisers and Chemicals	42,100	261
Chennai Petroleum	20,900	250
Coal India	69,100	432
Firstsource Solutions	21,900	72
GAIL India	65,800	190
General Insurance Corp of India	46,700	240
Great Eastern Shipping	15,500	257
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	101
Gujarat State Fertilizers & Chemicals	50,600	149
Hindalco Industries	42,500	341
Indian Bank	48,200	351
JK Paper	41,100	249
JK Tyre & Industries	42,800	228
LIC Housing Finance	35,800	329
Mahanagar Gas	6,973	156
Maharashtra Seamless	31,800	247
Manappuram Finance	99,700	256
Natco Pharma	4,515	74
National Aluminium	110,900	258

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
NMDC	115,800	$335
NMDC Steel*	44,900	31
Oil & Natural Gas	169,900	680
Oil India	56,900	393
Petronet LNG	81,400	359
Power Finance	44,400	296
Power Grid Corp of India	62,000	258
PTC India	84,400	228
REC	41,400	320
Redington	64,800	164
Sammaan Capital	83,600	175
Sun TV Network	19,000	205
Union Bank of India	137,800	223
Vedanta	63,100	340
		10,025

Indonesia (3.9%)
Astra International	596,500	173
Bank Negara Indonesia Persero	913,800	280
Bukit Asam	279,400	46
Matahari Department Store	98,700	9
Telkom Indonesia Persero	1,803,100	321
United Tractors	186,100	295
		1,124

Kuwait (0.4%)
Mobile Telecommunications KSCP	75,000	112

Malaysia (2.7%)
AMMB Holdings	175,800	173
CIMB Group Holdings	180,700	292
RHB Bank	110,000	137
Scientex	64,200	59
Sime Darby	199,000	113
		774

Mexico (5.7%)
America Movil	370,800	310
Cemex	208,200	134
Coca-Cola Femsa	32,100	290
Fibra Uno Administracion‡	55,800	71
Grupo Financiero Banorte, Cl O	18,700	140
Grupo Mexico	51,000	287
Kimberly-Clark de Mexico, Cl A	160,900	287

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Mexico (continued)
Megacable Holdings	47,900	$112
		1,631

Philippines (1.1%)
DMCI Holdings	460,100	90
Metropolitan Bank & Trust	191,200	225
		315

Poland (2.8%)
Asseco Poland	8,000	170
Orange Polska	85,800	172
ORLEN	10,400	170
Powszechny Zaklad Ubezpieczen	23,100	282
		794

Russia (–%)
Gazprom PJSC(A),(B)*	11,300	—
GMK Norilskiy Nickel PAO(A),(B)	370	—
LUKOIL PJSC(A),(B)	2,300	—
Magnit PJSC(A),(B)	1,000	—
Mobile TeleSystems PJSC(A),(B)	13,800	—
		—

Saudi Arabia (2.8%)
Arab National Bank	31,333	180
Banque Saudi Fransi	15,000	148
Etihad Etisalat	12,100	168
Mobile Telecommunications Saudi Arabia	26,600	77
Saudi Awwal Bank	13,400	140
Saudi Investment Bank	30,625	104
		817

South Africa (6.3%)
Absa Group	16,500	145
African Rainbow Minerals	9,700	115
Astral Foods*	2,135	20
Exxaro Resources	16,151	173
Foschini Group	19,200	142
Gold Fields	13,900	242
Impala Platinum Holdings	23,500	121
MTN Group	19,400	84
Nedbank Group	19,600	301
Oceana Group	16,600	64
Tiger Brands	9,929	121

LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Africa (continued)
Vodacom Group	52,700	$296
		1,824

South Korea (25.3%)
BGF retail	800	60
DB HiTek	1,900	76
DB Insurance	3,200	259
Doosan Bobcat	6,600	200
Hana Financial Group	6,200	294
Hyundai GF Holdings	895	3
Hyundai Glovis	3,100	276
Hyundai Marine & Fire Insurance	2,800	74
Hyundai Motor	2,100	383
JB Financial Group	24,300	257
KB Financial Group	3,400	220
Kia	6,800	557
KT	10,000	291
KT&G	3,400	232
LG	2,800	179
LG Innotek	1,300	244
Lotte Chilsung Beverage	1,000	104
LX International	2,700	61
LX Semicon	2,600	143
Samsung Electronics	24,000	1,479
Samsung Fire & Marine Insurance	1,100	299
Samsung Life Insurance	3,200	226
Samsung SDS	1,000	108
Shinhan Financial Group	10,300	452
Shinsegae	500	55
SK Square*	6,500	411
SK Telecom	7,100	281
SNT Motiv	2,000	63
Vieworks	1,391	27
		7,314

Taiwan (35.6%)
ASE Technology Holding	51,000	238
Asustek Computer	21,000	294
Cathay Financial Holding	207,000	396
Chicony Electronics	20,000	95
China Development Financial Holding	585,000	289
Chin-Poon Industrial	171,000	232
Chipbond Technology	43,000	84
ChipMOS Technologies	210,000	254
Compal Electronics	135,000	131
Compeq Manufacturing	53,000	127
CTBC Financial Holding	360,000	391
Eva Airways	217,000	229
Foxsemicon Integrated Technology	12,000	113
Getac Holdings	72,000	227

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Taiwan (continued)
Global Brands Manufacture	60,000	$114
Global Mixed Mode Technology	8,000	61
Hon Hai Precision Industry	115,000	705
King Yuan Electronics	35,000	114
King's Town Bank	143,000	256
MediaTek	21,000	799
Novatek Microelectronics	10,000	161
Pegatron	71,000	219
Pou Chen	155,000	171
Powertech Technology	34,000	171
Primax Electronics	36,000	101
Radiant Opto-Electronics	47,000	257
Sigurd Microelectronics	41,000	97
Simplo Technology	9,000	99
Sino-American Silicon Products	47,000	277
SinoPac Financial Holdings	46	—
Taiwan Semiconductor Manufacturing	69,000	2,012
Topco Scientific	10,288	85
Tripod Technology	41,000	252
Tung Ho Steel Enterprise	100,000	224
United Integrated Services	14,000	147
United Microelectronics	350,000	558
Yuanta Financial Holding	284,000	285
		10,265

Thailand (4.6%)
Bangkok Bank	74,800	288
Kasikornbank	79,500	293
Kiatnakin Phatra Bank	78,100	84
Krung Thai Bank	571,400	290
Supalai	176,000	84
Thai Beverage	741,800	280
		1,319

Türkiye (3.0%)
BIM Birlesik Magazalar	15,500	293
Coca-Cola Icecek	10,600	271
Haci Omer Sabanci Holding	89,800	269
Turkiye Sise ve Cam Fabrikalari	29,600	42
		875

United Arab Emirates (1.4%)
Air Arabia PJSC	130,600	94
Emaar Properties PJSC	59,100	139

LSV Emerging Markets Equity Fund
	Shares	Value (000)
United Arab Emirates (continued)
Emirates NBD Bank PJSC	31,300	$162
		395

TOTAL FOREIGN COMMON STOCK
(Cost $49,533)		53,362

Foreign Preferred Stock (4.9%)
Brazil** (4.1%)
Banco do Estado do Rio Grande do Sul	36,000	73
Cia Energetica de Minas Gerais	145,700	281
Itausa	154,600	277
Petroleo Brasileiro	86,400	568
		1,199

Chile** (0.8%)
Embotelladora Andina	70,300	225

TOTAL FOREIGN PREFERRED STOCK
(Cost $1,425)		1,424
Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 (A),(B)*	3,642	—
Kiatnakin Phatra Bank 01/03/2027*	3,642	—
		—

TOTAL WARRANTS
(Cost $–)		—

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $1 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1, 0.750% - 4.875%, 11/15/2025 - 02/15/2033; total market value $1)	$1	$1

TOTAL REPURCHASE AGREEMENT
(Cost $1)		1

Total Investments – 189.8%
(Cost $50,959)		$54,787

Percentages are based on Net Assets of $28,855 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-1200